Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 134,447	$ 201,804
Marketable securities (Note 5)	5,775	9,315
Amounts receivable	1,801	1,178
Prepaid expenses and other assets	2,165	1,028
Total Current Assets	144,188	213,325
Non-Current Assets
Exploration and evaluation assets (Note 6)	405,248	326,543
Property and equipment (Note 7)	5,048	6,619
Deposits	76	76
Total assets	554,560	546,563
Current Liabilities
Accounts payable and accrued liabilities	13,723	7,499
Lease liabilities (Note 10)	775	706
Flow-through share premium liability (Note 8)	2,069	0
Total Current Liabilities	16,567	8,205
Non-current Liabilities
Convertible debentures (Note 9)	80,021	72,011
Long-term lease liabilities (Note 10)	1,688	2,463
Deferred income tax liabilities (Note 17)	867	2,536
Total liabilities	99,143	85,215
Equity
Share capital (Note 11)	712,603	695,856
Reserves (Note 11)	94,680	68,837
Accumulated other comprehensive income	460	1,895
Accumulated deficit	(389,867)	(332,980)
Equity attributable to NexGen Energy Ltd. shareholders	417,876	433,608
Non-controlling interests (Note 16)	37,541	27,740
Total equity	455,417	461,348
Total liabilities and equity	$ 554,560	$ 546,563